GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 16,451	$ 14,503
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	14,210	12,764
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 2,241	$ 1,739